SUMMARY OF STOCK OPTION ACTIVITY (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Number of options, Outstanding	24,440,836,000	14,518,426,000	19,742,616,000
Weighted average exercise price, Outstanding	¥ 0.51	¥ 0.83	¥ 0.81
Weighted-average remaining contractual life (years), Outstanding	11 years 8 months 23 days	11 years 5 months 4 days	5 years 6 months 29 days	6 years 5 months 26 days
Aggregate intrinsic value, Outstanding	¥ 19,794	¥ 15,553	¥ 22,974
Number of options, Forfeited	(3,065,568)	(1,642,047)	(5,047,307)
Weighted average exercise price, Forfeited	¥ 0.17	¥ 0.54	¥ 0.78
Number of options, Exercised	(1,218,363)	(355,543)	(176,883)
Weighted average exercise price, Exercised	¥ 0.82	¥ 0.04	¥ 0.03
Number of options, Granted	4,880,000	11,920,000
Weighted average exercise price, Granted	¥ 0.11	¥ 0.11
Number of options, Outstanding	25,036,905,000	24,440,836,000	14,518,426,000	19,742,616,000
Weighted average exercise price, Outstanding	¥ 0.46	¥ 0.51	¥ 0.83	¥ 0.81
Aggregate intrinsic value, Outstanding	¥ 21,353	¥ 19,794	¥ 15,553	¥ 22,974
Number of options, Exercisable	11,366,907
Weighted average exercise price, Exercisable	¥ 0.82
Weighted-average remaining contractual life (years), Exercisable	3 years 5 months 23 days
Aggregate intrinsic value, Exercisable	¥ 12,840,000
Number of options, Expected to vest	13,557,594
Weighted average exercise price, Expected to vest	¥ 0.15
Weighted-average remaining contractual life (years), Expected to vest	18 years 7 months 2 days
Aggregate intrinsic value, Expected to vest	¥ 8,328,000